Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 27,323,468	$ 28,827,347
Lease and other receivables, net	4,142,217	2,641,772
Receivables from the sale of investment properties - short term	0	3,589,137
Prepaid construction costs	125,061	165,836
Restricted cash equivalents - short term	105,000	0
Prepaid income taxes	1,196,382	2,008,553
Other current assets	6,709,555	2,769,109
Total current assets	39,601,683	40,001,754
NON-CURRENT ASSETS:
Investment properties	649,825,184	554,518,864
Tenant notes receivable - long term, net	1,370,812	1,748,616
Restricted cash equivalents - long term	6,598,299	5,835,117
Property and equipment, net	355,265	313,202
Deferred tax asset	179,509	241,967
Other non-current assets	2,842,514	4,360,058
Total non-current assets	661,171,583	567,017,824
TOTAL ASSETS	700,773,266	607,019,578
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,694,817	8,356,915
Income tax payable	7,101,476	2,764,352
Retainage payable	2,598,043	1,500,729
Long term debt – current portion	10,270,261	12,636,821
Security deposits	112,624	167,005
Lease liability – current portion	131,641	458,081
Other current liabilities	90,785	640,933
Total current liabilities	31,999,647	26,524,836
NON-CURRENT LIABILITIES:
Long term debt	285,064,648	253,248,978
Deferred tax liability	42,804,138	40,141,510
Security deposits	3,004,501	2,440,371
Lease liability	13,153,846	12,972,016
Other non-current liabilities	178,196	890,449
Total non-current liabilities	344,205,329	309,693,324
TOTAL LIABILITIES	376,204,976	336,218,160
EQUITY:
Ordinary shares	3,186	3,180
Additional paid-in capital	219,191,477	218,291,347
Retained earnings	49,090,064	38,593,217
Treasury shares, at cost	(2,030,382)	(1,242,773)
Foreign currency translation reserve	(9,590,791)	(26,680,095)
Equity attributable to owners of the Company	256,663,554	228,964,876
Non-controlling interests	67,904,736	41,836,542
Total equity	324,568,290	270,801,418
TOTAL LIABILITIES AND EQUITY	$ 700,773,266	$ 607,019,578